Summary of Significant Accounting Policies - Reconciliation of Net Loss per Common Share (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021
Founder Shares
Allocation of income including accretion of temporary equity	$ (434,389)	$ (11,634)	$ (351,551)
Basic weighted average shares outstanding of ordinary shares	3,187,500	2,875,000	3,171,069
Diluted weighted average shares outstanding of ordinary shares	3,125,000	2,875,000	3,171,069
Basic net loss per share	$ (0.14)	$ 0.00	$ (0.11)
Diluted net loss per share	$ (0.14)	0.00	$ (0.11)
Redeemable Ordinary Shares
Allocation of income including accretion of temporary equity			$ (478,012)
Basic weighted average shares outstanding of ordinary shares	12,500,000		4,284,703
Diluted weighted average shares outstanding of ordinary shares	12,500,000		4,284,703
Basic net loss per share	$ (0.14)	0.00	$ (0.11)
Diluted net loss per share	$ (0.14)	$ 0.00	$ (0.11)
Non-redeemable Ordinary Shares
Basic weighted average shares outstanding of ordinary shares	3,187,500	2,875,000	3,171,069
Diluted weighted average shares outstanding of ordinary shares	3,125,000	2,875,000	3,171,069
Basic net loss per share	$ (0.14)	$ 0.00	$ (0.11)
Diluted net loss per share	$ (0.14)	$ 0.00	$ (0.11)